Organization and Business Operations, Sponsor and Financing (FY) (Details)		3 Months Ended	12 Months Ended
	Nov. 01, 2021 USD ($) Business $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 12, 2023 $ / shares	Mar. 31, 2023 shares
Organization and Business Operations [Abstract]
Exercise price of warrant (in dollars per share)					$ 11.5
Cash deposited in Trust Account | $			$ 1,300,000	$ 0
Percentage of Public Shares that would not be redeemed if Business Combination is not completed within Initial Combination Period		100.00%	100.00%
Number of days prior in initial Business Combination		2 days	2 days
Cash deposited in Trust Account per Unit (in dollars per share)		$ 10.2	$ 10.2
Minimum [Member]
Organization and Business Operations [Abstract]
Number of operating businesses included in Initial Business Combination | Business	1
Fair market value as percentage of net assets held in Trust Account included in initial Business Combination		80.00%	80.00%
Post-transaction ownership percentage of the target business		50.00%	50.00%
Net tangible asset threshold for redeeming Public Shares | $			$ 5,000,001
Period to redeem Public Shares if Business Combination is not completed within Initial Combination Period		10 days	10 days
Maximum [Member]
Organization and Business Operations [Abstract]
Amount of interest to pay dissolution expenses | $		$ 100,000	$ 100,000
Private Placement Warrants [Member]
Organization and Business Operations [Abstract]
Share price (in dollars per share)	$ 1
Warrants issued (in shares) | shares	11,200,000
Gross proceeds from private placement | $	$ 11,200,000
Class A Common Stock [Member]
Organization and Business Operations [Abstract]
Units issued (in shares) | shares		22,700,000	22,700,000
Ordinary shares, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Number of shares issued upon exercise of warrant (in shares) | shares		0	0	0		0
Share price (in dollars per share)		$ 11.5	$ 11.5
Initial Public Offering [Member]
Organization and Business Operations [Abstract]
Units issued (in shares) | shares	23,000,000
Share price (in dollars per share)	$ 10
Gross proceeds from initial public offering | $	$ 230,000,000
Cash deposited in Trust Account | $	$ 234,600,000
Redemption price (in dollars per share)	$ 10.2
Sale price of unit (in dollars per share)	10.2
Cash deposited in Trust Account per Unit (in dollars per share)	$ 10.2
Initial Public Offering [Member] | Public Warrant [Member]
Organization and Business Operations [Abstract]
Number of securities called by each Unit (in shares) | shares	0.5
Exercise price of warrant (in dollars per share)	$ 11.5
Initial Public Offering [Member] | Class A Common Stock [Member]
Organization and Business Operations [Abstract]
Number of securities called by each Unit (in shares) | shares	1
Ordinary shares, par value (in dollars per share)	$ 0.0001
Number of shares issued upon exercise of warrant (in shares) | shares	1
Exercise price of warrant (in dollars per share)	$ 11.5
Over-Allotment Option [Member]
Organization and Business Operations [Abstract]
Units issued (in shares) | shares	3,000,000
Share price (in dollars per share)	$ 10